Results of Operations - Summary of Other Income (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Detailed Information About Other Operating Income Explanatory [Line Items]
Grant income (Other)	€ 166	€ 1,023
Total Other Income	1,987	2,026
Other Income [member]
Disclosure of Detailed Information About Other Operating Income Explanatory [Line Items]
Grant income (RCAs)	1,438	615
R&D tax credit	339	371
Other	€ 44	16
Total Other Income		€ 2,026